Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net loss	$ (308,711)	$ (193,922)	$ (1,208,280)	$ (710,157)
Denominator:
Basic weighted average shares outstanding	5,324,080	14,840,000	8,901,159	11,581,616
Basic net loss per ordinary share	$ (0.06)	$ (0.01)	$ (0.14)	$ (0.06)